UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund:  BlackRock EuroFund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.9%
KBC Groep NV (a)	204,966	$12,667,380
Denmark — 3.0%
Novo Nordisk A/S, Class B	243,225	12,984,263
France — 16.5%
AXA SA	543,872	13,688,811
Bouygues SA	142,577	5,596,971
Cap Gemini SA	130,402	10,698,384
Compagnie de Saint-Gobain	174,677	7,669,592
Hermes International	1,597	563,876
Kering	27,605	5,389,014
L’Oreal SA	31,953	5,885,446
LVMH Moet Hennessy Louis
Vuitton SA	28,783	5,065,321
Pernod Ricard SA	68,367	8,083,833
Renault SA	49,075	4,457,484
Total SA	31,079	1,544,844
Unibail-Rodamco SE	15,274	4,124,531

		72,768,107
Germany — 11.7%
BASF SE	126,195	12,492,743
Bayer AG, Registered Shares	69,651	10,420,895
Continental AG	14,945	3,519,494
Deutsche Telekom AG, Registered
Shares	536,809	9,818,457
Fresenius SE & Co. KGaA	88,670	5,286,195
TUI AG	255,075	4,475,055
Volkswagen AG, Preference Shares	21,652	5,742,162

		51,755,001
Ireland — 3.8%
CRH PLC	251,148	6,525,355
Ryanair Holdings PLC — ADR	63,482	4,238,693
Shire PLC	73,456	5,856,136

		16,620,184
Italy — 6.5%
Atlantia SpA	381,352	10,014,435
Intesa Sanpaolo SpA	4,163,340	14,130,384
Luxottica Group SpA	72,652	4,601,464

		28,746,283
Netherlands — 10.2%
ASML Holding NV	102,579	10,399,410
Heineken NV	121,635	9,283,996
ING Groep NV CVA (a)	387,729	5,679,446
Koninklijke KPN NV	1,210,297	4,102,484
Royal Dutch Shell PLC, Class B	497,585	15,499,920

		44,965,256
Spain — 0.8%
Inditex SA	114,491	3,675,810

Common Stocks		Shares	Value
Sweden — 3.5%
Assa Abloy AB, Class B		154,978	$9,231,321
Nordea Bank AB		499,826	6,088,118

			15,319,439
Switzerland — 6.9%
Novartis AG, Registered Shares		127,169	12,551,641
UBS Group AG (a)		606,342	11,369,579
Zurich Insurance Group AG (a)		19,602	6,625,518

			30,546,738
United Kingdom — 31.1%
AstraZeneca PLC		210,799	14,464,701
Barclays PLC		2,919,935	10,539,577
BG Group PLC		401,532	4,928,299
BHP Billiton PLC		197,325	4,330,358
BT Group PLC		1,721,638	11,186,935
Diageo PLC		332,926	9,200,187
Hargreaves Lansdown PLC		413,781	7,057,954
Imperial Tobacco Group PLC		197,539	8,665,294
London Stock Exchange Group PLC		224,260	8,156,337
Merlin Entertainments PLC (b)		809,883	5,302,215
Prudential PLC		626,433	15,545,213
Rio Tinto PLC		232,342	9,581,048
SABMiller PLC		139,616	7,313,332
Tesco PLC		1,690,172	6,033,158
Vodafone Group PLC		4,504,616	14,740,557

			137,045,165
Total Long-Term Investments (Cost — $399,587,370) — 96.9%			427,093,626

Short-Term Securities
BlackRock Liquidity Funds, TempFunds, Institutional Class, 0.06% (c)(d)		1,236,081	1,236,081

Time Deposits	Par (000)
Europe — 0.1%
Wells Fargo Co., 0.20%, 4/01/15	EUR	258	276,963
United Kingdom — 2.9%
Brown Brothers Harriman & Co., 0.07%, 04/01/15	GBP	8,780	13,024,312
Total Time Deposits — 3.0%			13,301,275

Total Short-Term Securities (Cost — $14,537,356) — 3.3%			14,537,356

BLACKROCK EUROFUND	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $414,124,726*) — 100.2%	$441,630,982
Liabilities in Excess of Other Assets — (0.2)%	(834,997)

Net Assets — 100.0%	$440,795,985

* As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$416,772,684

Gross unrealized appreciation	43,118,246
Gross unrealized depreciation	(18,259,948)

Net unrealized appreciation	$24,858,298

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents the current yield as of report date.

(d)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	361,504	874,577	1,236,081	$610
BlackRock Liquidity Series, LLC, Money Market Series	$3,229,307	$(3,229,307)	—	$542

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,463	Euro Stoxx Bank Index	Eurex Mercantile	June 2015	USD 12,238,650	$482,896

2	BLACKROCK EUROFUND	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock EuroFund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$12,667,380	—	$12,667,380
Denmark	—	12,984,263	—	12,984,263
France	—	72,768,107	—	72,768,107
Germany	—	51,755,001	—	51,755,001
Ireland	$4,238,693	12,381,491	—	16,620,184
Italy	—	28,746,283	—	28,746,283
Netherlands	—	44,965,256	—	44,965,256
Spain	—	3,675,810	—	3,675,810
Sweden	—	15,319,439	—	15,319,439
Switzerland	—	30,546,738	—	30,546,738
United Kingdom	—	137,045,165	—	137,045,165
Time Deposits	—	13,301,275	—	13,301,275
Money Market Funds	1,236,081	—	—	1,236,081

Total	$5,474,774	$436,156,208	—	$441,630,982

BLACKROCK EUROFUND	MARCH 31, 2015	3

Schedule of Investments (concluded)	BlackRock EuroFund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$482,896	—	—	$482,896

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$934,000	—	—	$934,000
Foreign currency at value	267,429	—	—	267,429

Total	$1,201,429	—	—	$1,201,429

During the period ended March 31, 2015, there were no transfers between levels.

4	BLACKROCK EUROFUND	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date:	May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date:	May 22, 2015